Other Liabilities	12 Months Ended
Dec. 31, 2015
Other Liabilities
Other Liabilities

(12) Other Liabilities

The following is a summary of the components of the Company’s other liabilities as of December 31, 2015 and 2014:

	2015	2014
	(In thousands)
Current Portion of Other Long-Term Liabilities:
Interest rate swaps	$23,327	$29,147
Obligations associated with acquired unfavorable contracts	656	284
Deferred revenue	2,313	1,731
Asset retirement obligations	3,042	3,097
Other	3,394	678
Total	$32,732	$34,937

Other Long-Term Liabilities:
Interest rate swaps	$21,872	$25,847
Obligations associated with acquired unfavorable contracts	882	2,271
Deferred revenue	1,217	935
Other	6,686	8,663
Total	$30,657	$37,716

See Note 15. Derivative Financial Instruments for additional information on the Company's interest rate swaps.